Derivative Liability and Expense (Tables)	9 Months Ended
Dec. 31, 2020
Derivative Liability [Abstract]
Schedule of Derivative Liability Assumptions

The Company used the following assumptions for determining the fair value of the conversion feature in the RDCN referenced in Note 8 to these consolidated financial statements, under the binomial pricing model at June 15, 2020, September 30, 2020, and October 26, 2020, the issuance, balance sheet, and conversion dates, respectively:

	June 15, 2020	September 30, 2020	October 26, 2020
Stock price on valuation date	$1.68	$1.60	$6.56
Conversion price	$1.12	$1.12	$1.12
Days to maturity	273	166	140
Weighted-average volatility*	367%	327%	197%
Risk-free rate	.18%	.12%	.11%

Schedule of Derivative Liability

The Company recorded derivative liability transactions during the nine-month period ended December 31, 2020 as follows:

Nine Months Ended December 31, 2020
Convertible note embedded derivative liability
Balance at March 31, 2020	$-0-

Initial recognition of derivative liability	526,800

Change in fair value	21,400

Balance at June 30, 2020	$548,200

Change in fair value	389,300

Balance at September 30, 2020	$937,500

Change in fair value	970,600

Balance at October 26, 2020	$1,908,100

Conversion of note on October 26,2020	(1,908,100)

Balance at December 31, 2020	$-0-